Supplement to the
Fidelity® Global Balanced Fund
December 30, 2016
Summary Prospectus

Proposed Reorganization. The Board of Trustees of Fidelity Charles Street Trust has unanimously approved an Agreement and Plan of Reorganization (“Agreement”) between Fidelity® Global Balanced Fund and Fidelity® Asset Manager 60% pursuant to which Fidelity® Global Balanced Fund would be reorganized on a tax-free basis with and into Fidelity Asset Manager 60%.

The Agreement provides for the transfer of all of the assets of Fidelity® Global Balanced Fund in exchange for shares of Fidelity® Asset Manager 60% equal in value to the net assets of Fidelity® Global Balanced Fund and the assumption by Fidelity® Asset Manager 60% of all of the liabilities of Fidelity® Global Balanced Fund. After the exchange, Fidelity® Global Balanced Fund will distribute the Fidelity® Asset Manager 60% shares to its shareholders pro rata, in liquidation of Fidelity® Global Balanced Fund. As a result, shareholders of Fidelity® Global Balanced Fund will become shareholders of Fidelity® Asset Manager 60% (these transactions are collectively referred to as the “Reorganization”).

A Special Meeting (the “Meeting”) of the Shareholders of Fidelity® Global Balanced Fund is expected to be held during the first quarter of 2018 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Fidelity® Global Balanced Fund in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied the Reorganization is expected to take place on or about April 20, 2018. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter. If shareholders do not approve the Agreement, Fidelity intends to recommend to the Board of Trustees that the fund be liquidated.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Fidelity® Asset Manager 60%, please call 1-800-544-8544. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission’s web site (www.sec.gov).

Effective the close of business on August 11, 2017, new positions in the fund may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on August 11, 2017, generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by August 11, 2017, 2) by participants in a 401(a) plan covered by a master record keeping services agreement between Fidelity and a national federation of employers that included the fund as a core investment option by August 11, 2017, 3) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since August 11, 2017, 4) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, 5) by a portfolio manager of the fund, and 6) by a fee deferral plan offered to trustees of certain Fidelity funds, if the fund is an investment option under the plan. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

GBL-SUM-17-03 1.9880525.103	September 29, 2017

Supplement to the
Fidelity® Global Balanced Fund
Class A, Class T, Class C and Class I
December 30, 2016
Summary Prospectus

Proposed Reorganization. The Board of Trustees of Fidelity Charles Street Trust has unanimously approved an Agreement and Plan of Reorganization (“Agreement”) between Fidelity® Global Balanced Fund and Fidelity® Asset Manager 60% pursuant to which Fidelity® Global Balanced Fund would be reorganized on a tax-free basis with and into Fidelity Asset Manager 60%.

The Agreement provides for the transfer of all of the assets of Fidelity® Global Balanced Fund in exchange for shares of Fidelity® Asset Manager 60% equal in value to the net assets of Fidelity® Global Balanced Fund and the assumption by Fidelity® Asset Manager 60% of all of the liabilities of Fidelity® Global Balanced Fund. After the exchange, Fidelity® Global Balanced Fund will distribute the Fidelity® Asset Manager 60% shares to its shareholders pro rata, in liquidation of Fidelity® Global Balanced Fund. As a result, shareholders of Fidelity® Global Balanced Fund will become shareholders of Fidelity® Asset Manager 60% (these transactions are collectively referred to as the “Reorganization”).

A Special Meeting (the “Meeting”) of the Shareholders of Fidelity® Global Balanced Fund is expected to be held during the first quarter of 2018 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Fidelity® Global Balanced Fund in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied the Reorganization is expected to take place on or about April 20, 2018. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter. If shareholders do not approve the Agreement, Fidelity intends to recommend to the Board of Trustees that the fund be liquidated.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Fidelity® Asset Manager 60%, please call 1-800-544-8544. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission’s web site (www.sec.gov).

Effective the close of business on August 11, 2017, new positions in the fund may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on August 11, 2017, generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by August 11, 2017, 2) by participants in a 401(a) plan covered by a master record keeping services agreement between Fidelity and a national federation of employers that included the fund as a core investment option by August 11, 2017, 3) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since August 11, 2017, 4) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, 5) by a portfolio manager of the fund, and 6) by a fee deferral plan offered to trustees of certain Fidelity funds, if the fund is an investment option under the plan. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

Effective October 1, 2017, the following replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 28 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

AGBL-SUM-17-04 1.9880508.104	September 29, 2017